Document and Entity Information	Dec. 06, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 06, 2018
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Dec. 06, 2018
Document Effective Date	Dec. 06, 2018
Prospectus Date	Apr. 30, 2018
Emerging Markets Breakout Nations Portfolio | Class I
Prospectus:
Trading Symbol	EMIPX
Emerging Markets Breakout Nations Portfolio | Class A
Prospectus:
Trading Symbol	EMAPX
Emerging Markets Breakout Nations Portfolio | Class C
Prospectus:
Trading Symbol	EMCPX
Emerging Markets Breakout Nations Portfolio | Class IS
Prospectus:
Trading Symbol	EMSPX